    As filed with the Securities and Exchange Commission on December 27, 1996

                                                 Securities Act File No. 2-96141
                                        Investment Company Act File No. 811-4244
________________________________________________________________________________


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 17

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 14

________________________________________________________________________________

                             SOUND SHORE FUND, INC.
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 203-629-1980

               __________________________________________________

                                  Max Berueffy
                       c/o Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

________________________________________________________________________________


             It is proposed that this filing will become effective:

__X__   immediately upon filing pursuant to Rule 485, paragraph (b)
_____   on [     ] pursuant to Rule 485, paragraph (b)
_____   60 days after filing pursuant to Rule 485, paragraph (a)(i)
_____   on [     ] pursuant to Rule 485, paragraph (a)(i)
_____   75 days after filing pursuant to Rule 485, paragraph (a)(ii)
_____   on [     ] pursuant to Rule 485, paragraph (a)(ii)
_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES OF COMMON STOCK UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT FILED A RULE 24F-2 NOTICE FOR ITS MOST RECENT FISCAL YEAR ON FEBRUARY 28, 1996.

                         Calculation of Registration Fee

                             SOUND SHORE FUND, INC.



---------------------------------------------------------------------------------------------------------
                            Title of         Amount of          Proposed       Proposed         Amount
                           Securities       Securities          Maximum        Maximum            of
                             Being             Being         Offering Price    Offering      Registration
Series of Registrant       Registered       Registered       per Share (1)     Price (2)         Fee
---------------------------------------------------------------------------------------------------------
                           Shares of
Sound Shore Fund, Inc.   Common Stock       158,223(3)           $23.89        $3,779,947         $0
---------------------------------------------------------------------------------------------------------

(1) Computed under Rule 457(d) of the Securities Act of 1933, as amended, on the basis of the offering price per share at the close of business on December 12, 1996.

(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

(3) The Registrant redeemed 802,786 shares during its previous fiscal year ended December 31, 1995. 644,563 of these redeemed shares were used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) during the fiscal year ended December 31, 1995. 158,223 of these redeemed shares not used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) during the fiscal year ended December 31, 1996, are being registered herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 26th day of December, 1996.

                                        SOUND SHORE FUND, INC.



                                        By:  /s/ Harry Burn, III
                                           ---------------------------
                                           Harry Burn, III
                                           Chairman

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons on the 26th of December, 1996.

          Signature                     Title
          ---------                     -----

(a)  Principal Executive Officer

     /s/ Harry Burn, III                Chairman
     ---------------------------
       Harry Burn, III

(b)  Principal Financial and
     Accounting Officer

     /s/ Michael J. McKeen              Assistant Treasurer
     ---------------------------
       Michael J. McKeen

(c)  Majority of the Directors

     /s/ T. Gibbs Kane, Jr.             Director
     ---------------------------
       T. Gibbs Kane, Jr.

     /s/ Harry Burn, III                Director
     ---------------------------
       Harry Burn, III

     DR. D. KENNETH BAKER               Director
     DR. MARK P. FIGGIE                 Director
     CHARLES J. HEDLUND                 Director
     JOHN L. LESHER                     Director
     JOHN J. MCCLOY II                  Director
     WALTER R. NELSON                   Director


     By:  /s/ T. Gibbs Kane, Jr.
          ------------------------------------
          T. Gibbs Kane, Jr., Attorney-in-Fact

                                INDEX TO EXHIBITS


Exhibit                  Description
-------                  -----------

                         Opinion of Dechert Price & Rhoads

                         Power of Attorney of D. Kenneth Baker

                         Power of Attorney of Mark P. Figgie

                         Power of Attorney of Charles J. Hedlund

                         Power of Attorney of John L. Lesher

                         Power of Attorney of John J. McCloy, II

                         Power of Attorney of Walter R. Nelson